Borrowings - Principal Payments Due (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2021	$ 95,587
2022	155,035
2023	63,490
2024	121,462
2025 and thereafter	57,341
Total	$ 492,915	$ 494,366